Non-financial assets and liabilities - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Changes in right-of-use assets [abstract]
Right-of-use assets, beginning balance	$ 4,121	$ 2,732
Additions	2,520	2,564
Derecognition	(85)
Remeasurement	1,915	962
Exchange differences	65	2
Depreciation charge	(2,340)	(2,139)
Right-of-use assets, ending balance	6,196	4,121	$ 2,732
Buildings
Changes in right-of-use assets [abstract]
Right-of-use assets, beginning balance	2,975	1,727
Additions	2,520	2,564
Derecognition	(85)
Remeasurement	0	0
Exchange differences	65	2
Depreciation charge	(1,263)	(1,318)	(1,600)
Right-of-use assets, ending balance	4,212	2,975	1,727
Manufacturing
Changes in right-of-use assets [abstract]
Right-of-use assets, beginning balance	1,146	1,005
Additions	0	0
Derecognition	0
Remeasurement	1,915	962
Exchange differences	0	0
Depreciation charge	(1,077)	(821)
Right-of-use assets, ending balance	1,984	1,146	$ 1,005
Cost
Changes in right-of-use assets [abstract]
Right-of-use assets, beginning balance	14,345
Right-of-use assets, ending balance	15,980	14,345
Cost | Buildings
Changes in right-of-use assets [abstract]
Right-of-use assets, beginning balance	7,138
Right-of-use assets, ending balance	6,858	7,138
Cost | Manufacturing
Changes in right-of-use assets [abstract]
Right-of-use assets, beginning balance	7,207
Right-of-use assets, ending balance	9,122	7,207
Accumulated depreciation
Changes in right-of-use assets [abstract]
Right-of-use assets, beginning balance	(10,224)
Right-of-use assets, ending balance	(9,784)	(10,224)
Accumulated depreciation | Buildings
Changes in right-of-use assets [abstract]
Right-of-use assets, beginning balance	(4,163)
Right-of-use assets, ending balance	(2,646)	(4,163)
Accumulated depreciation | Manufacturing
Changes in right-of-use assets [abstract]
Right-of-use assets, beginning balance	(6,061)
Right-of-use assets, ending balance	$ (7,138)	$ (6,061)